SUPPLEMENT DATED JULY 21, 2014

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2014

1.	The information in “The Funds Summary Section” for the Special Situations Fund on page 36 under the heading “Portfolio Manager” is deleted in its entirety and replaced with the following:

Steven S. Hill has served as Portfolio Manager of the Fund since September 2013.  Arun Sharma has served as Assistant Portfolio Manager of the Fund since July 2014.

2.	In the “Fund Management In Greater Detail” section on page 77, the following is added immediately before the heading “The Subadvisers.”:

Arun Sharma has worked with Mr. Hill as the Assistant Portfolio Manager of the Special Situations Fund since July 2014 and also serves as an Assistant Portfolio Manager of another First Investors Fund.  Mr. Sharma joined FIMCO in 2011 as an equity analyst.  Prior to joining FIMCO, Mr. Sharma was a research analyst at UBS Investment Bank (2005-2011).

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Please retain this Supplement for future reference.

LSP0714

SUPPLEMENT DATED JULY 21, 2014

FIRST INVESTORS LIFE SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2014

1.	The following is added to the “Portfolio Managers” section under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2013” on page I-10:

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2013[1]
Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts for which Advisory Fee is Based on Account Performance	Total Assets in the Accounts for which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Arun Sharma: Life Series Special Situations Fund	Other Registered Investment Companies	1	$485.5	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
1 The table above reflects the information for Arun Sharma as of July 15, 2014.
2.
The following information is added to the “Portfolio Managers” section under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2013” in the table titled “FIMCO’s Portfolio Managers” on page I-15:

D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2013[1]
FIMCO’s Portfolio Managers:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Arun Sharma	Life Series Special Situations Fund	None
1 The information for Arun Sharma is as of June 30, 2014.

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Please retain this Supplement for future reference.

LSSAI0714